Financial Instruments - Summary of Notional Amounts Outstanding Under Foreign Exchange Contracts, Average Contractual Exchange Rates and Settlement Periods of Contracts (Detail)
€ in Millions, ¥ in Millions, £ in Millions, kr in Millions, kr in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	12 Months Ended
	Jan. 31, 2023 CAD ($)	Jan. 31, 2022 CAD ($)	Jan. 31, 2023 USD ($)	Jan. 31, 2023 EUR (€)	Jan. 31, 2023 AUD ($)	Jan. 31, 2023 GBP (£)	Jan. 31, 2023 NOK (kr)	Jan. 31, 2023 SEK (kr)	Jan. 31, 2023 MXN ($)	Jan. 31, 2023 NZD ($)	Jan. 31, 2022 USD ($)	Jan. 31, 2022 EUR (€)	Jan. 31, 2022 AUD ($)	Jan. 31, 2022 GBP (£)	Jan. 31, 2022 NOK (kr)	Jan. 31, 2022 SEK (kr)	Jan. 31, 2022 MXN ($)	Jan. 31, 2022 JPY (¥)
Disclosure of detailed information about financial instruments [line items]
Other financial assets	$ 191.9	$ 126.8
Other financial liabilities	$ 150.5	$ 186.3
Contracts one [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	AUD	AUD
Buy currency	CAD	CAD
Average rate	0.9161	0.922
Contracts two [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	CAD	CAD
Buy currency	Euro	AUD
Average rate	1.4554	0.9031
Contracts three [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	CAD	CAD
Buy currency	MXN	Euro
Average rate	0.071	1.4288
Contracts four [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	CAD	CAD
Buy currency	USD	JPY
Average rate	1.3001	0.011
Contracts five [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	Euro	CAD
Buy currency	CAD	MXN
Average rate	1.4572	0.0613
Contracts six [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	Euro	CAD
Buy currency	NOK	USD
Average rate	0.093	1.2699
Contracts seven [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	Euro	Euro
Buy currency	SEK	CAD
Average rate	0.0893	1.4284
Contracts eight [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	GBP	Euro
Buy currency	Euro	GBP
Average rate	1.1401	1.2005
Contracts nine [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	CAD	Euro
Buy currency	NZD	NOK
Average rate	0.8606	0.0992
Contracts ten [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	NOK	Euro
Buy currency	Euro	SEK
Average rate	0.0936	0.0957
Contracts eleven [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	SEK	GBP
Buy currency	Euro	Euro
Average rate	0.0895	1.1757
Contracts twelve [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	USD	JPY
Buy currency	CAD	CAD
Average rate	1.3001	0.0111
Contracts thirteen. | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency		NOK
Buy currency		Euro
Average rate		0.0992
Contracts thirteen. | Between 12 and 24 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	USD
Buy currency	CAD
Average rate	1.346
Contracts fourteen [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency		SEK
Buy currency		Euro
Average rate		0.0992
Contracts Fifteen [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency		USD
Buy currency		CAD
Average rate		1.2625
Contracts Sixteen [member] | Between 12 and 24 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency		USD
Buy currency		CAD
Average rate		1.2812
Contracts Seventeen [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	AUD	AUD
Buy currency	CAD	CAD
Average rate	0.9161	0.922
Contracts Eighteen [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	GBP	GBP
Buy currency	Euro	Euro
Average rate	1.1401	1.1757
Contracts Nineteen [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	NOK	NOK
Buy currency	Euro	Euro
Average rate	0.0936	0.0992
Contracts Twenty [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	SEK	SEK
Buy currency	Euro	Euro
Average rate	0.0897	0.0994
Contracts Twenty One [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	USD	USD
Buy currency	CAD	CAD
Average rate	1.3333	1.2696
Contracts Twenty Two [member] | Between 12 and 24 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	USD	USD
Buy currency	CAD	CAD
Average rate	1.346	1.2812
Foreign Exchange Contracts [member] | Contracts one [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 176.2	$ 104.5			$ 165.6								$ 93.7
Foreign Exchange Contracts [member] | Contracts two [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	20.8	6.5		€ 14.4									7.2
Foreign Exchange Contracts [member] | Contracts three [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	7.9	145.1							$ 111.1			€ 101.9
Foreign Exchange Contracts [member] | Contracts four [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	191.8	0.3	$ 143.8															¥ 25.0
Foreign Exchange Contracts [member] | Contracts five [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	261.9	4.4		379.1													$ 72.0
Foreign Exchange Contracts [member] | Contracts six [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		208.1		13.3			kr 99.9				$ 163.9
Foreign Exchange Contracts [member] | Contracts seven [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		158.1		13.0				kr 102.0				225.1
Foreign Exchange Contracts [member] | Contracts eight [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				28.0		£ 46.1						1.1		£ 0.8
Foreign Exchange Contracts [member] | Contracts nine [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1.0									$ 1.2		14.6			kr 102.1
Foreign Exchange Contracts [member] | Contracts ten [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				606.0			80.8					13.4				kr 98.4
Foreign Exchange Contracts [member] | Contracts eleven [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				1,057.8				134.8				26.3		44.8
Foreign Exchange Contracts [member] | Contracts twelve [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,098.0	55.3	1,464.0															¥ 0.6
Foreign Exchange Contracts [member] | Contracts thirteen. | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount												623.9			88.9
Foreign Exchange Contracts [member] | Contracts thirteen. | Between 12 and 24 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	405.0		540.0
Foreign Exchange Contracts [member] | Contracts fourteen [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount												883.7				120.2
Foreign Exchange Contracts [member] | Contracts Fifteen [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		835.3									1,060.5
Foreign Exchange Contracts [member] | Contracts Sixteen [member] | Between 12 and 24 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		55.9									71.0
Hedging foreign exchange contracts [member] | Contracts Seventeen [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	176.2	104.5			$ 165.6								$ 93.7
Other financial assets	0.0	2.4
Other financial liabilities	4.9	0.0
Hedging foreign exchange contracts [member] | Contracts Eighteen [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				28.0		£ 46.1						26.3		£ 44.8
Other financial assets	0.5	0.0
Other financial liabilities	0.0	0.6
Hedging foreign exchange contracts [member] | Contracts Nineteen [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				469.0			kr 62.5					623.9			kr 88.9
Other financial assets	1.1	0.1
Other financial liabilities	0.0	0.0
Hedging foreign exchange contracts [member] | Contracts Twenty [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				€ 786.2				kr 100.2				€ 806.6				kr 109.7
Other financial assets	2.0	4.7
Other financial liabilities	0.0	0.0
Hedging foreign exchange contracts [member] | Contracts Twenty One [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	841.6	817.5	1,122.1								1,037.8
Other financial assets	2.6	2.0
Other financial liabilities	35.9	0.0
Hedging foreign exchange contracts [member] | Contracts Twenty Two [member] | Between 12 and 24 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	405.0	55.9	$ 540.0								$ 71.0
Other financial assets	8.1	0.4
Other financial liabilities	$ 0.0	$ 8.6